Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Large Cap Series Funds, Inc.
Entity Central Index Key	0001097077
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
C000005175 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Core Fund
Class Name	Class R Shares
Trading Symbol	MRLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Large Cap Core Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$115	0.98%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Class R Shares returned 34.30%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85%.
What contributed to performance?
Positioning within information technology was the largest contributor to Fund performance during the reporting period, driven primarily by holdings of semiconductor and technology hardware companies that benefited from continued investment in artificial intelligence infrastructure and digitalization trends. Macroeconomic and industry-based insights were particularly effective in identifying areas of the technology sector positioned to benefit from these favorable industry dynamics. Positioning in communication services also contributed meaningfully as improving earnings expectations and resilient demand supported performance of Fund holdings. Within consumer discretionary, healthcare and financials, sentiment- and fundamental-based insights successfully identified companies with strong operating performance, healthy cash generation and favorable business outlooks.
What detracted from performance?
While the Fund generated strong returns during the reporting period, several signals modestly offset otherwise positive performance. In particular, alternative data measures linked to consumer behavior and spending trends underperformed. In addition, certain tactical and thematic signals struggled as market leadership evolved differently than anticipated.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	34.30%	13.57%	15.29%
Russell 1000 Index	28.85	13.33	15.38

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,895,591,135
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 12,787,605
Investment Company Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$3,895,591,135
Number of Portfolio Holdings	90
Net Investment Advisory Fees	$12,787,605
Portfolio Turnover Rate	106%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	37.6%
Financials	12.0%
Consumer Discretionary	11.0%
Communication Services	10.1%
Industrials	9.2%
Health Care	8.8%
Energy	4.3%
Consumer Staples	3.5%
Materials	1.9%
Utilities	0.4%
Real Estate	0.3%
Short-Term Securities	0.7%
Other Assets Less Liabilities	0.2%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	7.5%
Apple Inc.	7.0%
Microsoft Corp.	5.2%
Amazon.com, Inc.	4.5%
Broadcom, Inc.	3.5%
Alphabet, Inc., Class A	3.5%
Alphabet, Inc., Class C, NVS	2.5%
Meta Platforms, Inc., Class A	2.1%
Micron Technology, Inc.	2.1%
JPMorgan Chase & Co.	1.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	7.5%
Apple Inc.	7.0%
Microsoft Corp.	5.2%
Amazon.com, Inc.	4.5%
Broadcom, Inc.	3.5%
Alphabet, Inc., Class A	3.5%
Alphabet, Inc., Class C, NVS	2.5%
Meta Platforms, Inc., Class A	2.1%
Micron Technology, Inc.	2.1%
JPMorgan Chase & Co.	1.9%
(b)Excludes short-term securities.
C000198228 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Core Fund
Class Name	Class K Shares
Trading Symbol	MLRKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Large Cap Core Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$51	0.43%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Class K Shares returned 35.08%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85%.
What contributed to performance?
Positioning within information technology was the largest contributor to Fund performance during the reporting period, driven primarily by holdings of semiconductor and technology hardware companies that benefited from continued investment in artificial intelligence infrastructure and digitalization trends. Macroeconomic and industry-based insights were particularly effective in identifying areas of the technology sector positioned to benefit from these favorable industry dynamics. Positioning in communication services also contributed meaningfully as improving earnings expectations and resilient demand supported performance of Fund holdings. Within consumer discretionary, healthcare and financials, sentiment- and fundamental-based insights successfully identified companies with strong operating performance, healthy cash generation and favorable business outlooks.
What detracted from performance?
While the Fund generated strong returns during the reporting period, several signals modestly offset otherwise positive performance. In particular, alternative data measures linked to consumer behavior and spending trends underperformed. In addition, certain tactical and thematic signals struggled as market leadership evolved differently than anticipated.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	35.08%	14.20%	15.93%
Russell 1000 Index	28.85	13.33	15.38

Performance Inception Date	Jan. 25, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,895,591,135
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 12,787,605
Investment Company Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$3,895,591,135
Number of Portfolio Holdings	90
Net Investment Advisory Fees	$12,787,605
Portfolio Turnover Rate	106%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	37.6%
Financials	12.0%
Consumer Discretionary	11.0%
Communication Services	10.1%
Industrials	9.2%
Health Care	8.8%
Energy	4.3%
Consumer Staples	3.5%
Materials	1.9%
Utilities	0.4%
Real Estate	0.3%
Short-Term Securities	0.7%
Other Assets Less Liabilities	0.2%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	7.5%
Apple Inc.	7.0%
Microsoft Corp.	5.2%
Amazon.com, Inc.	4.5%
Broadcom, Inc.	3.5%
Alphabet, Inc., Class A	3.5%
Alphabet, Inc., Class C, NVS	2.5%
Meta Platforms, Inc., Class A	2.1%
Micron Technology, Inc.	2.1%
JPMorgan Chase & Co.	1.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	7.5%
Apple Inc.	7.0%
Microsoft Corp.	5.2%
Amazon.com, Inc.	4.5%
Broadcom, Inc.	3.5%
Alphabet, Inc., Class A	3.5%
Alphabet, Inc., Class C, NVS	2.5%
Meta Platforms, Inc., Class A	2.1%
Micron Technology, Inc.	2.1%
JPMorgan Chase & Co.	1.9%
(b)Excludes short-term securities.
C000005173 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Core Fund
Class Name	Investor C Shares
Trading Symbol	MCLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Large Cap Core Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$173	1.48%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Investor C Shares returned 33.61%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85%.
What contributed to performance?
Positioning within information technology was the largest contributor to Fund performance during the reporting period, driven primarily by holdings of semiconductor and technology hardware companies that benefited from continued investment in artificial intelligence infrastructure and digitalization trends. Macroeconomic and industry-based insights were particularly effective in identifying areas of the technology sector positioned to benefit from these favorable industry dynamics. Positioning in communication services also contributed meaningfully as improving earnings expectations and resilient demand supported performance of Fund holdings. Within consumer discretionary, healthcare and financials, sentiment- and fundamental-based insights successfully identified companies with strong operating performance, healthy cash generation and favorable business outlooks.
What detracted from performance?
While the Fund generated strong returns during the reporting period, several signals modestly offset otherwise positive performance. In particular, alternative data measures linked to consumer behavior and spending trends underperformed. In addition, certain tactical and thematic signals struggled as market leadership evolved differently than anticipated.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	33.61%	13.00%	14.88%
Investor C Shares (with sales charge)	32.61	13.00	14.88
Russell 1000 Index	28.85	13.33	15.38

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,895,591,135
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 12,787,605
Investment Company Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$3,895,591,135
Number of Portfolio Holdings	90
Net Investment Advisory Fees	$12,787,605
Portfolio Turnover Rate	106%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	37.6%
Financials	12.0%
Consumer Discretionary	11.0%
Communication Services	10.1%
Industrials	9.2%
Health Care	8.8%
Energy	4.3%
Consumer Staples	3.5%
Materials	1.9%
Utilities	0.4%
Real Estate	0.3%
Short-Term Securities	0.7%
Other Assets Less Liabilities	0.2%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	7.5%
Apple Inc.	7.0%
Microsoft Corp.	5.2%
Amazon.com, Inc.	4.5%
Broadcom, Inc.	3.5%
Alphabet, Inc., Class A	3.5%
Alphabet, Inc., Class C, NVS	2.5%
Meta Platforms, Inc., Class A	2.1%
Micron Technology, Inc.	2.1%
JPMorgan Chase & Co.	1.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	7.5%
Apple Inc.	7.0%
Microsoft Corp.	5.2%
Amazon.com, Inc.	4.5%
Broadcom, Inc.	3.5%
Alphabet, Inc., Class A	3.5%
Alphabet, Inc., Class C, NVS	2.5%
Meta Platforms, Inc., Class A	2.1%
Micron Technology, Inc.	2.1%
JPMorgan Chase & Co.	1.9%
(b)Excludes short-term securities.
C000005171 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Core Fund
Class Name	Investor A Shares
Trading Symbol	MDLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Large Cap Core Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$86	0.73%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Investor A Shares returned 34.67%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85%.
What contributed to performance?
Positioning within information technology was the largest contributor to Fund performance during the reporting period, driven primarily by holdings of semiconductor and technology hardware companies that benefited from continued investment in artificial intelligence infrastructure and digitalization trends. Macroeconomic and industry-based insights were particularly effective in identifying areas of the technology sector positioned to benefit from these favorable industry dynamics. Positioning in communication services also contributed meaningfully as improving earnings expectations and resilient demand supported performance of Fund holdings. Within consumer discretionary, healthcare and financials, sentiment- and fundamental-based insights successfully identified companies with strong operating performance, healthy cash generation and favorable business outlooks.
What detracted from performance?
While the Fund generated strong returns during the reporting period, several signals modestly offset otherwise positive performance. In particular, alternative data measures linked to consumer behavior and spending trends underperformed. In addition, certain tactical and thematic signals struggled as market leadership evolved differently than anticipated.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	34.67%	13.86%	15.58%
Investor A Shares (with sales charge)	27.60	12.64	14.96
Russell 1000 Index	28.85	13.33	15.38

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,895,591,135
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 12,787,605
Investment Company Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$3,895,591,135
Number of Portfolio Holdings	90
Net Investment Advisory Fees	$12,787,605
Portfolio Turnover Rate	106%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	37.6%
Financials	12.0%
Consumer Discretionary	11.0%
Communication Services	10.1%
Industrials	9.2%
Health Care	8.8%
Energy	4.3%
Consumer Staples	3.5%
Materials	1.9%
Utilities	0.4%
Real Estate	0.3%
Short-Term Securities	0.7%
Other Assets Less Liabilities	0.2%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	7.5%
Apple Inc.	7.0%
Microsoft Corp.	5.2%
Amazon.com, Inc.	4.5%
Broadcom, Inc.	3.5%
Alphabet, Inc., Class A	3.5%
Alphabet, Inc., Class C, NVS	2.5%
Meta Platforms, Inc., Class A	2.1%
Micron Technology, Inc.	2.1%
JPMorgan Chase & Co.	1.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	7.5%
Apple Inc.	7.0%
Microsoft Corp.	5.2%
Amazon.com, Inc.	4.5%
Broadcom, Inc.	3.5%
Alphabet, Inc., Class A	3.5%
Alphabet, Inc., Class C, NVS	2.5%
Meta Platforms, Inc., Class A	2.1%
Micron Technology, Inc.	2.1%
JPMorgan Chase & Co.	1.9%
(b)Excludes short-term securities.
C000005174 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Core Fund
Class Name	Institutional Shares
Trading Symbol	MALRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Large Cap Core Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$56	0.48%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Institutional Shares returned 35.02%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85%.
What contributed to performance?
Positioning within information technology was the largest contributor to Fund performance during the reporting period, driven primarily by holdings of semiconductor and technology hardware companies that benefited from continued investment in artificial intelligence infrastructure and digitalization trends. Macroeconomic and industry-based insights were particularly effective in identifying areas of the technology sector positioned to benefit from these favorable industry dynamics. Positioning in communication services also contributed meaningfully as improving earnings expectations and resilient demand supported performance of Fund holdings. Within consumer discretionary, healthcare and financials, sentiment- and fundamental-based insights successfully identified companies with strong operating performance, healthy cash generation and favorable business outlooks.
What detracted from performance?
While the Fund generated strong returns during the reporting period, several signals modestly offset otherwise positive performance. In particular, alternative data measures linked to consumer behavior and spending trends underperformed. In addition, certain tactical and thematic signals struggled as market leadership evolved differently than anticipated.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	35.02%	14.14%	15.88%
Russell 1000 Index	28.85	13.33	15.38

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,895,591,135
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 12,787,605
Investment Company Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$3,895,591,135
Number of Portfolio Holdings	90
Net Investment Advisory Fees	$12,787,605
Portfolio Turnover Rate	106%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	37.6%
Financials	12.0%
Consumer Discretionary	11.0%
Communication Services	10.1%
Industrials	9.2%
Health Care	8.8%
Energy	4.3%
Consumer Staples	3.5%
Materials	1.9%
Utilities	0.4%
Real Estate	0.3%
Short-Term Securities	0.7%
Other Assets Less Liabilities	0.2%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	7.5%
Apple Inc.	7.0%
Microsoft Corp.	5.2%
Amazon.com, Inc.	4.5%
Broadcom, Inc.	3.5%
Alphabet, Inc., Class A	3.5%
Alphabet, Inc., Class C, NVS	2.5%
Meta Platforms, Inc., Class A	2.1%
Micron Technology, Inc.	2.1%
JPMorgan Chase & Co.	1.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	7.5%
Apple Inc.	7.0%
Microsoft Corp.	5.2%
Amazon.com, Inc.	4.5%
Broadcom, Inc.	3.5%
Alphabet, Inc., Class A	3.5%
Alphabet, Inc., Class C, NVS	2.5%
Meta Platforms, Inc., Class A	2.1%
Micron Technology, Inc.	2.1%
JPMorgan Chase & Co.	1.9%
(b)Excludes short-term securities.
C000005184 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Value Fund
Class Name	Institutional Shares
Trading Symbol	MALVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Large Cap Value Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$63	0.54%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Institutional Shares returned 33.07%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85% and the Russell 1000 Value Index returned 28.55%.
What contributed to performance?
Positioning in information technology was the largest contributor to Fund performance during the reporting period, driven by successful positioning in companies exposed to continued investment in artificial intelligence infrastructure and technology-related spending. Industry and macroeconomic-based insights were particularly effective in identifying areas of the technology sector positioned to benefit from these favorable industry dynamics. Positioning in communication services, consumer discretionary, healthcare and financials also contributed meaningfully as investors rewarded companies with resilient earnings growth, strong operating performance and attractive business fundamentals. Sentiment, value and fundamental insights successfully identified companies benefiting from favorable industry trends, healthy cash generation, profitability and disciplined financing characteristics.
What detracted from performance?
While the Fund generated strong returns during the reporting period, several signals modestly offset otherwise positive performance. In particular, measures focused on growth expectations and founder-led companies underperformed, while certain alternative data indicators tied to consumer behavior and spending trends struggled to add value. In addition, several thematic and market-timing signals were challenged as market leadership evolved differently than anticipated.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	33.07%	11.70%	12.64%
Russell 1000 Index	28.85	13.33	15.38
Russell 1000 Value Index	28.55	10.42	11.37

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Sep. 26, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 805,791,959
Holdings Count | Holding	292
Advisory Fees Paid, Amount	$ 2,649,898
Investment Company Portfolio Turnover	120.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$805,791,959
Number of Portfolio Holdings	292
Net Investment Advisory Fees	$2,649,898
Portfolio Turnover Rate	120%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	18.7%
Financials	17.8%
Industrials	14.1%
Health Care	11.3%
Communication Services	7.5%
Consumer Discretionary	7.3%
Energy	6.9%
Consumer Staples	6.1%
Materials	3.8%
Real Estate	2.7%
Utilities	2.5%
Short-Term Securities	1.3%
Ten largest holdings
Security(b)	Percent of Net Assets
Micron Technology, Inc.	3.5%
Alphabet, Inc., Class A	2.7%
Berkshire Hathaway, Inc., Class B	2.5%
JPMorgan Chase & Co.	2.5%
Amazon.com, Inc.	2.4%
Exxon Mobil Corp.	2.1%
Alphabet, Inc., Class C, NVS	1.9%
Procter & Gamble Co. (The)	1.7%
Chevron Corp.	1.7%
Bank of America Corp.	1.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Micron Technology, Inc.	3.5%
Alphabet, Inc., Class A	2.7%
Berkshire Hathaway, Inc., Class B	2.5%
JPMorgan Chase & Co.	2.5%
Amazon.com, Inc.	2.4%
Exxon Mobil Corp.	2.1%
Alphabet, Inc., Class C, NVS	1.9%
Procter & Gamble Co. (The)	1.7%
Chevron Corp.	1.7%
Bank of America Corp.	1.7%
(b)Excludes short-term securities.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On May 19, 2026, the Fund's Board approved the reorganization of the Fund into a newly created ETF, iShares Enhanced Large Cap Value Active ETF. The newly created ETF will have identical investment objectives, investment policies and investment strategies as the Fund. The reorganization is expected to close on or about November 20, 2026.
The Fund’s Board approved changes to the Fund’s investment strategies and investment process to under normal circumstances invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap value equity securities of U.S. issuers and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes became effective on September 26, 2025.

Material Fund Change Strategies [Text Block]
The Fund’s Board approved changes to the Fund’s investment strategies and investment process to under normal circumstances invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap value equity securities of U.S. issuers and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes became effective on September 26, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000005181 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Value Fund
Class Name	Investor A Shares
Trading Symbol	MDLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Large Cap Value Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$92	0.79%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Investor A Shares returned 32.76%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85% and the Russell 1000 Value Index returned 28.55%.
What contributed to performance?
Positioning in information technology was the largest contributor to Fund performance during the reporting period, driven by successful positioning in companies exposed to continued investment in artificial intelligence infrastructure and technology-related spending. Industry and macroeconomic-based insights were particularly effective in identifying areas of the technology sector positioned to benefit from these favorable industry dynamics. Positioning in communication services, consumer discretionary, healthcare and financials also contributed meaningfully as investors rewarded companies with resilient earnings growth, strong operating performance and attractive business fundamentals. Sentiment, value and fundamental insights successfully identified companies benefiting from favorable industry trends, healthy cash generation, profitability and disciplined financing characteristics.
What detracted from performance?
While the Fund generated strong returns during the reporting period, several signals modestly offset otherwise positive performance. In particular, measures focused on growth expectations and founder-led companies underperformed, while certain alternative data indicators tied to consumer behavior and spending trends struggled to add value. In addition, several thematic and market-timing signals were challenged as market leadership evolved differently than anticipated.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	32.76%	11.42%	12.36%
Investor A Shares (with sales charge)	25.79	10.23	11.75
Russell 1000 Index	28.85	13.33	15.38
Russell 1000 Value Index	28.55	10.42	11.37

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Sep. 26, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 805,791,959
Holdings Count | Holding	292
Advisory Fees Paid, Amount	$ 2,649,898
Investment Company Portfolio Turnover	120.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$805,791,959
Number of Portfolio Holdings	292
Net Investment Advisory Fees	$2,649,898
Portfolio Turnover Rate	120%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	18.7%
Financials	17.8%
Industrials	14.1%
Health Care	11.3%
Communication Services	7.5%
Consumer Discretionary	7.3%
Energy	6.9%
Consumer Staples	6.1%
Materials	3.8%
Real Estate	2.7%
Utilities	2.5%
Short-Term Securities	1.3%
Ten largest holdings
Security(b)	Percent of Net Assets
Micron Technology, Inc.	3.5%
Alphabet, Inc., Class A	2.7%
Berkshire Hathaway, Inc., Class B	2.5%
JPMorgan Chase & Co.	2.5%
Amazon.com, Inc.	2.4%
Exxon Mobil Corp.	2.1%
Alphabet, Inc., Class C, NVS	1.9%
Procter & Gamble Co. (The)	1.7%
Chevron Corp.	1.7%
Bank of America Corp.	1.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Micron Technology, Inc.	3.5%
Alphabet, Inc., Class A	2.7%
Berkshire Hathaway, Inc., Class B	2.5%
JPMorgan Chase & Co.	2.5%
Amazon.com, Inc.	2.4%
Exxon Mobil Corp.	2.1%
Alphabet, Inc., Class C, NVS	1.9%
Procter & Gamble Co. (The)	1.7%
Chevron Corp.	1.7%
Bank of America Corp.	1.7%
(b)Excludes short-term securities.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On May 19, 2026, the Fund's Board approved the reorganization of the Fund into a newly created ETF, iShares Enhanced Large Cap Value Active ETF. The newly created ETF will have identical investment objectives, investment policies and investment strategies as the Fund. The reorganization is expected to close on or about November 20, 2026.
The Fund’s Board approved changes to the Fund’s investment strategies and investment process to under normal circumstances invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap value equity securities of U.S. issuers and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes became effective on September 26, 2025.

Material Fund Change Strategies [Text Block]
The Fund’s Board approved changes to the Fund’s investment strategies and investment process to under normal circumstances invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap value equity securities of U.S. issuers and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes became effective on September 26, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000005183 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Value Fund
Class Name	Investor C Shares
Trading Symbol	MCLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Large Cap Value Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$178	1.54%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Investor C Shares returned 31.76%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85% and the Russell 1000 Value Index returned 28.55%.
What contributed to performance?
Positioning in information technology was the largest contributor to Fund performance during the reporting period, driven by successful positioning in companies exposed to continued investment in artificial intelligence infrastructure and technology-related spending. Industry and macroeconomic-based insights were particularly effective in identifying areas of the technology sector positioned to benefit from these favorable industry dynamics. Positioning in communication services, consumer discretionary, healthcare and financials also contributed meaningfully as investors rewarded companies with resilient earnings growth, strong operating performance and attractive business fundamentals. Sentiment, value and fundamental insights successfully identified companies benefiting from favorable industry trends, healthy cash generation, profitability and disciplined financing characteristics.
What detracted from performance?
While the Fund generated strong returns during the reporting period, several signals modestly offset otherwise positive performance. In particular, measures focused on growth expectations and founder-led companies underperformed, while certain alternative data indicators tied to consumer behavior and spending trends struggled to add value. In addition, several thematic and market-timing signals were challenged as market leadership evolved differently than anticipated.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	31.76%	10.58%	11.69%
Investor C Shares (with sales charge)	30.76	10.58	11.69
Russell 1000 Index	28.85	13.33	15.38
Russell 1000 Value Index	28.55	10.42	11.37

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Sep. 26, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 805,791,959
Holdings Count | Holding	292
Advisory Fees Paid, Amount	$ 2,649,898
Investment Company Portfolio Turnover	120.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$805,791,959
Number of Portfolio Holdings	292
Net Investment Advisory Fees	$2,649,898
Portfolio Turnover Rate	120%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	18.7%
Financials	17.8%
Industrials	14.1%
Health Care	11.3%
Communication Services	7.5%
Consumer Discretionary	7.3%
Energy	6.9%
Consumer Staples	6.1%
Materials	3.8%
Real Estate	2.7%
Utilities	2.5%
Short-Term Securities	1.3%
Ten largest holdings
Security(b)	Percent of Net Assets
Micron Technology, Inc.	3.5%
Alphabet, Inc., Class A	2.7%
Berkshire Hathaway, Inc., Class B	2.5%
JPMorgan Chase & Co.	2.5%
Amazon.com, Inc.	2.4%
Exxon Mobil Corp.	2.1%
Alphabet, Inc., Class C, NVS	1.9%
Procter & Gamble Co. (The)	1.7%
Chevron Corp.	1.7%
Bank of America Corp.	1.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Micron Technology, Inc.	3.5%
Alphabet, Inc., Class A	2.7%
Berkshire Hathaway, Inc., Class B	2.5%
JPMorgan Chase & Co.	2.5%
Amazon.com, Inc.	2.4%
Exxon Mobil Corp.	2.1%
Alphabet, Inc., Class C, NVS	1.9%
Procter & Gamble Co. (The)	1.7%
Chevron Corp.	1.7%
Bank of America Corp.	1.7%
(b)Excludes short-term securities.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On May 19, 2026, the Fund's Board approved the reorganization of the Fund into a newly created ETF, iShares Enhanced Large Cap Value Active ETF. The newly created ETF will have identical investment objectives, investment policies and investment strategies as the Fund. The reorganization is expected to close on or about November 20, 2026.
The Fund’s Board approved changes to the Fund’s investment strategies and investment process to under normal circumstances invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap value equity securities of U.S. issuers and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes became effective on September 26, 2025.

Material Fund Change Strategies [Text Block]
The Fund’s Board approved changes to the Fund’s investment strategies and investment process to under normal circumstances invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap value equity securities of U.S. issuers and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes became effective on September 26, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000198229 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Value Fund
Class Name	Class K Shares
Trading Symbol	MLVKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Large Cap Value Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$57	0.49%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Class K Shares returned 33.16%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85% and the Russell 1000 Value Index returned 28.55%.
What contributed to performance?
Positioning in information technology was the largest contributor to Fund performance during the reporting period, driven by successful positioning in companies exposed to continued investment in artificial intelligence infrastructure and technology-related spending. Industry and macroeconomic-based insights were particularly effective in identifying areas of the technology sector positioned to benefit from these favorable industry dynamics. Positioning in communication services, consumer discretionary, healthcare and financials also contributed meaningfully as investors rewarded companies with resilient earnings growth, strong operating performance and attractive business fundamentals. Sentiment, value and fundamental insights successfully identified companies benefiting from favorable industry trends, healthy cash generation, profitability and disciplined financing characteristics.
What detracted from performance?
While the Fund generated strong returns during the reporting period, several signals modestly offset otherwise positive performance. In particular, measures focused on growth expectations and founder-led companies underperformed, while certain alternative data indicators tied to consumer behavior and spending trends struggled to add value. In addition, several thematic and market-timing signals were challenged as market leadership evolved differently than anticipated.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	33.16%	11.75%	12.69%
Russell 1000 Index	28.85	13.33	15.38
Russell 1000 Value Index	28.55	10.42	11.37

Performance Inception Date	Jan. 25, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Sep. 26, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 805,791,959
Holdings Count | Holding	292
Advisory Fees Paid, Amount	$ 2,649,898
Investment Company Portfolio Turnover	120.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$805,791,959
Number of Portfolio Holdings	292
Net Investment Advisory Fees	$2,649,898
Portfolio Turnover Rate	120%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	18.7%
Financials	17.8%
Industrials	14.1%
Health Care	11.3%
Communication Services	7.5%
Consumer Discretionary	7.3%
Energy	6.9%
Consumer Staples	6.1%
Materials	3.8%
Real Estate	2.7%
Utilities	2.5%
Short-Term Securities	1.3%
Ten largest holdings
Security(b)	Percent of Net Assets
Micron Technology, Inc.	3.5%
Alphabet, Inc., Class A	2.7%
Berkshire Hathaway, Inc., Class B	2.5%
JPMorgan Chase & Co.	2.5%
Amazon.com, Inc.	2.4%
Exxon Mobil Corp.	2.1%
Alphabet, Inc., Class C, NVS	1.9%
Procter & Gamble Co. (The)	1.7%
Chevron Corp.	1.7%
Bank of America Corp.	1.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Micron Technology, Inc.	3.5%
Alphabet, Inc., Class A	2.7%
Berkshire Hathaway, Inc., Class B	2.5%
JPMorgan Chase & Co.	2.5%
Amazon.com, Inc.	2.4%
Exxon Mobil Corp.	2.1%
Alphabet, Inc., Class C, NVS	1.9%
Procter & Gamble Co. (The)	1.7%
Chevron Corp.	1.7%
Bank of America Corp.	1.7%
(b)Excludes short-term securities.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On May 19, 2026, the Fund's Board approved the reorganization of the Fund into a newly created ETF, iShares Enhanced Large Cap Value Active ETF. The newly created ETF will have identical investment objectives, investment policies and investment strategies as the Fund. The reorganization is expected to close on or about November 20, 2026.
The Fund’s Board approved changes to the Fund’s investment strategies and investment process to under normal circumstances invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap value equity securities of U.S. issuers and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes became effective on September 26, 2025.

Material Fund Change Strategies [Text Block]
The Fund’s Board approved changes to the Fund’s investment strategies and investment process to under normal circumstances invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap value equity securities of U.S. issuers and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes became effective on September 26, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000005185 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Value Fund
Class Name	Class R Shares
Trading Symbol	MRLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Large Cap Value Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$121	1.04%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Class R Shares returned 32.47%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85% and the Russell 1000 Value Index returned 28.55%.
What contributed to performance?
Positioning in information technology was the largest contributor to Fund performance during the reporting period, driven by successful positioning in companies exposed to continued investment in artificial intelligence infrastructure and technology-related spending. Industry and macroeconomic-based insights were particularly effective in identifying areas of the technology sector positioned to benefit from these favorable industry dynamics. Positioning in communication services, consumer discretionary, healthcare and financials also contributed meaningfully as investors rewarded companies with resilient earnings growth, strong operating performance and attractive business fundamentals. Sentiment, value and fundamental insights successfully identified companies benefiting from favorable industry trends, healthy cash generation, profitability and disciplined financing characteristics.
What detracted from performance?
While the Fund generated strong returns during the reporting period, several signals modestly offset otherwise positive performance. In particular, measures focused on growth expectations and founder-led companies underperformed, while certain alternative data indicators tied to consumer behavior and spending trends struggled to add value. In addition, several thematic and market-timing signals were challenged as market leadership evolved differently than anticipated.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	32.47%	11.15%	12.07%
Russell 1000 Index	28.85	13.33	15.38
Russell 1000 Value Index	28.55	10.42	11.37

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Sep. 26, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 805,791,959
Holdings Count | Holding	292
Advisory Fees Paid, Amount	$ 2,649,898
Investment Company Portfolio Turnover	120.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$805,791,959
Number of Portfolio Holdings	292
Net Investment Advisory Fees	$2,649,898
Portfolio Turnover Rate	120%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	18.7%
Financials	17.8%
Industrials	14.1%
Health Care	11.3%
Communication Services	7.5%
Consumer Discretionary	7.3%
Energy	6.9%
Consumer Staples	6.1%
Materials	3.8%
Real Estate	2.7%
Utilities	2.5%
Short-Term Securities	1.3%
Ten largest holdings
Security(b)	Percent of Net Assets
Micron Technology, Inc.	3.5%
Alphabet, Inc., Class A	2.7%
Berkshire Hathaway, Inc., Class B	2.5%
JPMorgan Chase & Co.	2.5%
Amazon.com, Inc.	2.4%
Exxon Mobil Corp.	2.1%
Alphabet, Inc., Class C, NVS	1.9%
Procter & Gamble Co. (The)	1.7%
Chevron Corp.	1.7%
Bank of America Corp.	1.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Micron Technology, Inc.	3.5%
Alphabet, Inc., Class A	2.7%
Berkshire Hathaway, Inc., Class B	2.5%
JPMorgan Chase & Co.	2.5%
Amazon.com, Inc.	2.4%
Exxon Mobil Corp.	2.1%
Alphabet, Inc., Class C, NVS	1.9%
Procter & Gamble Co. (The)	1.7%
Chevron Corp.	1.7%
Bank of America Corp.	1.7%
(b)Excludes short-term securities.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On May 19, 2026, the Fund's Board approved the reorganization of the Fund into a newly created ETF, iShares Enhanced Large Cap Value Active ETF. The newly created ETF will have identical investment objectives, investment policies and investment strategies as the Fund. The reorganization is expected to close on or about November 20, 2026.
The Fund’s Board approved changes to the Fund’s investment strategies and investment process to under normal circumstances invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap value equity securities of U.S. issuers and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes became effective on September 26, 2025.

Material Fund Change Strategies [Text Block]
The Fund’s Board approved changes to the Fund’s investment strategies and investment process to under normal circumstances invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap value equity securities of U.S. issuers and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes became effective on September 26, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000051320 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Event Driven Equity Fund
Class Name	Investor C Shares
Trading Symbol	BCLPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Event Driven Equity Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$224	2.19%

Expenses Paid, Amount	$ 224
Expense Ratio, Percent	2.19%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Investor C Shares returned 4.54%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 3.88%.
What contributed to performance?
The Fund utilizes total return swaps to gain exposure to merger arbitrage situations across hard catalyst (primarily publicly announced mergers), soft catalyst (companies undergoing meaningful corporate events), and credit opportunities.
The largest contributor to performance was a soft catalyst investment in General Electric’s multi-year simplification. GE Vernova continued to capitalize on the electrification super cycle while GE Aerospace has benefited from durability improvements across both its narrowbody and widebody engine programs along with several historically large engine orders. A soft catalyst investment in Brookdale Senior Living also contributed to performance, supported by a constructive backdrop of accelerating demand from an aging population and a structural slowdown in new senior housing supply. Lastly, a soft catalyst investment in the shift within the aerospace industry toward digital design and automated manufacturing contributed, led by holdings of ATI, Inc. which has seen healthy demand across both its aerospace and defense end markets while harvesting capacity investments made over the last several years. The Fund's cash position had no material impact on performance. The use of derivatives did not have a material impact on performance.
What detracted from performance?
The largest detractor was soft catalyst positioning in Coty, Inc. driven by concerns around weaker beauty spending growth along with a shift toward e-commerce which has complicated the optimization of inventory stocking across channels. Soft catalyst positioning in NXP Semiconductors also detracted on concerns around projections for artificial intelligence (AI)-driven demand and the timing of an automotive semiconductor market cyclical recovery. Lastly, a hard catalyst investment in Union Pacific / Norfolk Southern detracted as the U.S. Surface Transportation Board rejected the initial merger application as incomplete, pushing back the expected timeline for the deal’s completion. In July 2025, Union Pacific and Norfolk Southern announced their intention to combine to create the first Class 1 single-line rail service across the continental U.S., thereby reducing inefficiencies created by the longstanding boundary between eastern and western rail networks. We believe the transaction’s potential public benefits support a meaningful likelihood of regulatory approval.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	4.54%	2.23%	3.94%
Investor C Shares (with sales charge)	3.54	2.23	3.94
Russell 1000 Index	28.85	13.33	15.38
ICE BofA 3-Month U.S. Treasury Bill Index	3.88	3.46	2.32

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 4,782,274,669
Holdings Count | Holding	326
Advisory Fees Paid, Amount	$ 51,051,770
Investment Company Portfolio Turnover	145.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$4,782,274,669
Number of Portfolio Holdings	326
Net Investment Advisory Fees	$51,051,770
Portfolio Turnover Rate	145%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
	Percent of Total Investments(a)
Sector(b)	Long	Short	Total
Industrials	17.7%	7.9%	25.6%
Health Care	15.5%	2.2%	17.7%
Information Technology	8.6%	2.0%	10.6%
Materials	6.4%	3.9%	10.3%
Communication Services	8.4%	0.5%	8.9%
Consumer Staples	5.3%	3.6%	8.9%
Financials	7.0%	0.6%	7.6%
Energy	2.6%	1.4%	4.0%
Consumer Discretionary	3.0%	0.1%	3.1%
Real Estate	1.9%	1.0%	2.9%
Other#	0.1%	0.3%	0.4%
	76.5	23.5	100.0
(a)	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
#	Ten largest sectors are presented. Additional sectors are found in Other.

C000051319 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Event Driven Equity Fund
Class Name	Investor A Shares
Trading Symbol	BALPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Event Driven Equity Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$147	1.43%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Investor A Shares returned 5.50%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 3.88%.
What contributed to performance?
The Fund utilizes total return swaps to gain exposure to merger arbitrage situations across hard catalyst (primarily publicly announced mergers), soft catalyst (companies undergoing meaningful corporate events), and credit opportunities.
The largest contributor to performance was a soft catalyst investment in General Electric’s multi-year simplification. GE Vernova continued to capitalize on the electrification super cycle while GE Aerospace has benefited from durability improvements across both its narrowbody and widebody engine programs along with several historically large engine orders. A soft catalyst investment in Brookdale Senior Living also contributed to performance, supported by a constructive backdrop of accelerating demand from an aging population and a structural slowdown in new senior housing supply. Lastly, a soft catalyst investment in the shift within the aerospace industry toward digital design and automated manufacturing contributed, led by holdings of ATI, Inc. which has seen healthy demand across both its aerospace and defense end markets while harvesting capacity investments made over the last several years. The Fund's cash position had no material impact on performance. The use of derivatives did not have a material impact on performance.
What detracted from performance?
The largest detractor was soft catalyst positioning in Coty, Inc. driven by concerns around weaker beauty spending growth along with a shift toward e-commerce which has complicated the optimization of inventory stocking across channels. Soft catalyst positioning in NXP Semiconductors also detracted on concerns around projections for artificial intelligence (AI)-driven demand and the timing of an automotive semiconductor market cyclical recovery. Lastly, a hard catalyst investment in Union Pacific / Norfolk Southern detracted as the U.S. Surface Transportation Board rejected the initial merger application as incomplete, pushing back the expected timeline for the deal’s completion. In July 2025, Union Pacific and Norfolk Southern announced their intention to combine to create the first Class 1 single-line rail service across the continental U.S., thereby reducing inefficiencies created by the longstanding boundary between eastern and western rail networks. We believe the transaction’s potential public benefits support a meaningful likelihood of regulatory approval.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	5.50%	3.02%	4.56%
Investor A Shares (with sales charge)	(0.04)	1.91	4.00
Russell 1000 Index	28.85	13.33	15.38
ICE BofA 3-Month U.S. Treasury Bill Index	3.88	3.46	2.32

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 4,782,274,669
Holdings Count | Holding	326
Advisory Fees Paid, Amount	$ 51,051,770
Investment Company Portfolio Turnover	145.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$4,782,274,669
Number of Portfolio Holdings	326
Net Investment Advisory Fees	$51,051,770
Portfolio Turnover Rate	145%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
	Percent of Total Investments(a)
Sector(b)	Long	Short	Total
Industrials	17.7%	7.9%	25.6%
Health Care	15.5%	2.2%	17.7%
Information Technology	8.6%	2.0%	10.6%
Materials	6.4%	3.9%	10.3%
Communication Services	8.4%	0.5%	8.9%
Consumer Staples	5.3%	3.6%	8.9%
Financials	7.0%	0.6%	7.6%
Energy	2.6%	1.4%	4.0%
Consumer Discretionary	3.0%	0.1%	3.1%
Real Estate	1.9%	1.0%	2.9%
Other#	0.1%	0.3%	0.4%
	76.5	23.5	100.0
(a)	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
#	Ten largest sectors are presented. Additional sectors are found in Other.

C000051321 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Event Driven Equity Fund
Class Name	Institutional Shares
Trading Symbol	BILPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Event Driven Equity Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$122	1.19%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Institutional Shares returned 5.76%.
  For the same period, the Fund’s benchmark, the Russell 1000 Index returned 28.85% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 3.88%.
What contributed to performance?
The Fund utilizes total return swaps to gain exposure to merger arbitrage situations across hard catalyst (primarily publicly announced mergers), soft catalyst (companies undergoing meaningful corporate events), and credit opportunities.
The largest contributor to performance was a soft catalyst investment in General Electric’s multi-year simplification. GE Vernova continued to capitalize on the electrification super cycle while GE Aerospace has benefited from durability improvements across both its narrowbody and widebody engine programs along with several historically large engine orders. A soft catalyst investment in Brookdale Senior Living also contributed to performance, supported by a constructive backdrop of accelerating demand from an aging population and a structural slowdown in new senior housing supply. Lastly, a soft catalyst investment in the shift within the aerospace industry toward digital design and automated manufacturing contributed, led by holdings of ATI, Inc. which has seen healthy demand across both its aerospace and defense end markets while harvesting capacity investments made over the last several years. The Fund's cash position had no material impact on performance. The use of derivatives did not have a material impact on performance.
What detracted from performance?
The largest detractor was soft catalyst positioning in Coty, Inc. driven by concerns around weaker beauty spending growth along with a shift toward e-commerce which has complicated the optimization of inventory stocking across channels. Soft catalyst positioning in NXP Semiconductors also detracted on concerns around projections for artificial intelligence (AI)-driven demand and the timing of an automotive semiconductor market cyclical recovery. Lastly, a hard catalyst investment in Union Pacific / Norfolk Southern detracted as the U.S. Surface Transportation Board rejected the initial merger application as incomplete, pushing back the expected timeline for the deal’s completion. In July 2025, Union Pacific and Norfolk Southern announced their intention to combine to create the first Class 1 single-line rail service across the continental U.S., thereby reducing inefficiencies created by the longstanding boundary between eastern and western rail networks. We believe the transaction’s potential public benefits support a meaningful likelihood of regulatory approval.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	5.76%	3.27%	4.81%
Russell 1000 Index	28.85	13.33	15.38
ICE BofA 3-Month U.S. Treasury Bill Index	3.88	3.46	2.32

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 4,782,274,669
Holdings Count | Holding	326
Advisory Fees Paid, Amount	$ 51,051,770
Investment Company Portfolio Turnover	145.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$4,782,274,669
Number of Portfolio Holdings	326
Net Investment Advisory Fees	$51,051,770
Portfolio Turnover Rate	145%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Sector allocation
	Percent of Total Investments(a)
Sector(b)	Long	Short	Total
Industrials	17.7%	7.9%	25.6%
Health Care	15.5%	2.2%	17.7%
Information Technology	8.6%	2.0%	10.6%
Materials	6.4%	3.9%	10.3%
Communication Services	8.4%	0.5%	8.9%
Consumer Staples	5.3%	3.6%	8.9%
Financials	7.0%	0.6%	7.6%
Energy	2.6%	1.4%	4.0%
Consumer Discretionary	3.0%	0.1%	3.1%
Real Estate	1.9%	1.0%	2.9%
Other#	0.1%	0.3%	0.4%
	76.5	23.5	100.0
(a)	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
#	Ten largest sectors are presented. Additional sectors are found in Other.